Net interest income (Tables)	6 Months Ended
Jun. 30, 2021
Net interest income [abstract]
Summary of net interest income
Net interest income
1 January to 30 June 1 January to 30 June
in EUR million
2021 2020 2021 2020
Interest income on loans 6,999 8,333 Interest expense on deposits from banks 71 113
Interest income on financial assets at fair value through OCI 189 283 Interest expense on customer deposits 479 823
Interest income on debt securities at amortised cost 223 263 Interest expense on debt securities in issue 621 1,005
Interest income on non-trading derivatives (hedge accounting) 1,131 1,769 Interest expense on subordinated loans 271 323
Negative interest on liabilities 770 288 Negative interest on assets 276 117
Total interest

income using effective interest rate

method
9,313 10,935 Interest expense on non-trading derivatives (hedge accounting) 817 1,779
Total interest

expense using effective interest rate

method
2,534 4,160
Interest income on financial assets at fair value through profit or loss
220 450
Interest income on non-trading derivatives (no hedge accounting) 1,140 556
Interest expense on financial liabilities at fair value through profit or loss
158 348
Interest income other

8 21 Interest expense on non-trading derivatives (no hedge accounting) 934 540
Total other interest

income
1,368 1,026 Interest expense on lease liabilities 7 11
Total interest

income

10,680 11,962 Interest expense other 26 25
Total other interest

expense
1,125 925
Total interest

expense
3,659 5,085
Net interest income 7,021 6,877